Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment, net		$ 10,406,110	$ 8,381,155
Intangible assets, net		1,002,361	1,022,111
Investments in non-consolidated companies		562,695	468,516
Other investments		215	22,979
Deferred tax assets		1,039,179	1,194,398
Receivables, net		803,902	961,298
Trade receivables, net		4,261	0
Non-current assets		13,818,723	12,050,457
Current assets
Receivables, net		822,544	772,726
Current income tax assets		162,475	129,713
Derivative financial instruments		42,581	4,483
Inventories, net		4,093,659	4,750,511
Trade receivables, net		1,535,716	1,562,058
Other investments		1,600,002	2,160,051
Cash and cash equivalents	[1]	1,531,204	1,691,263
Current assets excluding assets classified as held for sale		9,788,181	11,070,805
Assets classified as held for sale		8,187	7,285
Current assets		9,796,368	11,078,090
Total assets		23,615,091	23,128,547
EQUITY
Capital and reserves attributable to the owners of the parent		11,944,300	11,968,186
Non-controlling interest		4,203,446	4,163,383
Total Equity		16,147,746	16,131,569
Non-current liabilities
Provisions		585,854	552,600
Deferred tax liabilities		24,278	88,707
Non current tax liabilities		13,152	21,436
Other liabilities		956,112	765,961
Trade payables		1,122	5,402
Lease liabilities		138,031	163,666
Borrowings		1,814,587	1,560,047
Non-current liabilities		3,533,136	3,157,819
Current liabilities
Current income tax liabilities		39,343	106,883
Other liabilities		639,786	629,678
Trade payables		2,073,496	1,925,526
Derivative financial instruments		1,081	50,342
Lease liabilities		48,503	46,458
Borrowings		604,400	670,072
Current liabilities		3,934,209	3,839,159
Total Liabilities		7,467,345	6,996,978
Total Equity and Liabilities		23,615,091	23,128,547
Usiminas
Current assets
Total assets		6,485,000	6,439,000
EQUITY
Capital and reserves attributable to the owners of the parent		4,307,000	4,309,000
Non-controlling interest		525,000	452,000
Current liabilities
Provision for ongoing litigation related to the acquisition of a participation in Usiminas		527,600	410,200
Total Liabilities		$ 2,178,000	$ 2,130,000

[1]	It includes restricted cash of $2,838, $2,746 and $3,129 as of December 31, 2025, 2024 and 2023, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,600,061, $2,182,874 and $2,186,420 as of December 31, 2025, 2024 and 2023, respectively.